Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	CALVERT VARIABLE SERIES INC
Central Index Key	0000708950
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Apr 30, 2012

SUPPLEMENT TO

CALVERT VARIABLE PRODUCTS PROSPECTUS
DATED APRIL 30, 2012
Calvert VP Income Portfolio

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	cvsi1_SupplementTextBlock

SUPPLEMENT TO

CALVERT VARIABLE PRODUCTS PROSPECTUS
DATED APRIL 30, 2012
Calvert VP Income Portfolio

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Calvert VP Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvsi1_SupplementTextBlock

SUPPLEMENT TO

CALVERT VARIABLE PRODUCTS PROSPECTUS
DATED APRIL 30, 2012
Calvert VP Income Portfolio

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012